Consolidated Statement of Changes in Shareholders Equity - ARS ($) $ in Millions	Total	Inflation adjustment of share capital and treasury shares [Member]	Share premium [Member]	Other reserves [Member]	Retained earning accumulated deficit [Member]	Subtotal [Member]	Noncontrolling Interest	Reserve for future dividends [Member]	Reserve for currency translation adjustment [Member]	Other reserves (1) [Member]	Warrants [Member]	Legal reserves [Member]	Outstanding shares [Member]	Reserve for the acquisition of securities issued by the Company [Member]	Treasury shares [Member]	Additional paid in capital from treasury shares [Member]	Cost of treasury shares [Member]	Special reserve [Member]	Total other reserves [Member]
Balance, amount at Jun. 30, 2022	$ 2,309,163	$ 284,184	$ 348,621	$ 7,169	$ 236,302	$ 919,057	$ 1,390,106		$ 13,674	$ (5,167)	$ 26,824	$ 12,826	$ 590	$ 2,735	$ 2	$ 2,539	$ (4,073)	$ 0	$ 7,169
Statement [Line Items]
Adjustment to prior year results (ii)	(16)	0	(167)	0	151	(16)	0				0	0	0		0	0
Balance as of June 30, 2022 restated	2,309,147	284,184	348,454	7,169	236,453	919,041	1,390,106				26,824	12,826	590		2	2,539
Profit for the year restated	406,477	0	0	0	228,761	228,761	177,716				0	0	0		0	0
Other comprehensive income for the year	46,846	0	0	19,179	0	19,179	27,667		16,339	2,840	0	0	0	0	0	0	0	0	19,179
Total comprehensive income for the year restated	453,323	0	0	19,179	228,761	247,940	205,383		16,339	2,840	0	0	0	0	0	0	0	0	19,179
Assignment of results Shareholders? Meeting	0	0	0	238,218	(252,578)	0	0		0	0	0	14,360	0	0	0	0	0	238,218	238,218
Issuance of shares	0	0	0	22,411	0	0	0		0	0	0	0	13	0	(13)	(22,411)	22,411	0	22,411
Repurchase of treasury shares	(35,639)	0	0	(31,747)	0	(31,747)	(3,892)		0	0	0	0	(18)	0	18	0	(31,747)	0	(31,747)
Reserve for share-based payments	1,369	0	0	408	0	432	937		0	408	0	0	0	0	0	24	0	0	408
Exercise of warrants	1,000	23	1,289	0	0	936	64				(377)	0	1		0	0
Changes in non-controlling interest	(3,372)	0	0	37,988	0	37,988	(41,360)		0	37,988	0	0	0	0	0	0	0	0	37,988
Dividend distribution	(225,117)	0	0	(60,911)	(28,380)	(89,291)	(135,826)		0	0	0	0	0	0	0	0	0	(60,911)	(60,911)
Other changes in shareholders' equity	948	0	0	598	0	598	350		804	(206)	0	0	0	0	0	0	0	0	598
Capitalization of irrevocable contributions	10	0	0	0	0	0	10				0	0	0		0	0
Incorporation by business combination	148	0	0	0	0	0	148				0	0	0		0	0
Balance, amount at Jun. 30, 2023	2,501,817	284,207	349,743	233,313	184,256	1,085,897	1,415,920		30,817	35,863	26,447	27,186	586	2,735	7	(19,848)	(13,409)	177,307	233,313
Statement [Line Items]
Profit for the year restated	148,839	0	0	0	127,197	127,197	21,642				0	0	0		0	0
Other comprehensive income for the year	(107,306)	0	0	(36,647)	0	(36,647)	(70,659)	$ 0	(41,094)	4,447	0	0	0	0	0	0	0	0	(36,647)
Total comprehensive income for the year restated	41,533	0	0	(36,647)	127,197	90,550	(49,017)	0	(41,094)	4,447	0	0	0	0	0	0	0	0	(36,647)
Assignment of results Shareholders? Meeting	0	0	0	82,214	(93,308)	0	0	82,214	0	0	0	11,094	0	0	0	0	0	0	82,214
Issuance of shares	0	0	0	10,538	0	0	0	0	0	0	0	0	6	0	(6)	(10,538)	10,538	0	10,538
Repurchase of treasury shares	(18,392)	0	0	(1,784)	0	(1,784)	(16,608)	0	0	0	0	0	(1)	0	1	0	(1,784)	0	(1,784)
Exercise of warrants	3,113	51	2,732	0	0	2,098	1,015				(688)	0	3		0	0
Changes in non-controlling interest	20,238	0	0	(36,270)	0	(36,270)	56,508	0	0	(36,270)	0	0	0	0	0	0	0	0	(36,270)
Dividend distribution	(375,036)	0	0	(43,740)	(128,572)	(172,312)	(202,724)	(43,740)	0	0	0	0	0	0	0	0	0	0	(43,740)
Other changes in shareholders' equity	1,463	0	0	7,080	(6,237)	843	620	0	41	802	0	0	0	0	0		0	6,237	7,080
Capitalization of irrevocable contributions	134	0	0	0	0	0	134				0	0	0		0	0
Incorporation by business combination	0
Reserve for share-based payments	(1,237)	0	0	296	0	(483)	(754)	0	0	(492)	0	0	0	0	0	(779)	788	0	296
Integration of irrevocable contributions	4,608	0	0	0	0	0	4,608				0	0	0		0	0
Balance, amount at Jun. 30, 2024	2,178,241	284,258	352,475	215,000	83,336	968,539	1,209,702	38,474	(10,236)	4,350	25,759	38,280	594	2,735	2	(31,165)	(3,867)	183,544	215,000
Statement [Line Items]
Profit for the year restated	224,366	0	0	0	96,148	96,148	128,218				0	0	0		0	0
Other comprehensive income for the year	(46,495)	0	0	(16,844)	0	(16,844)	(29,651)	0	(17,237)	393	0	0	0	0	0	0	0	0	(16,844)
Total comprehensive income for the year restated	177,871	0	0	(16,844)	96,148	79,304	98,567	0	(17,237)	393	0	0	0	0	0	0	0	0	(16,844)
Assignment of results Shareholders? Meeting	0	0	0	39,287	(44,222)	0	0	(38,474)	0	0	0	4,935	0	0	0	0	0	77,761	39,287
Repurchase of treasury shares	(16,459)	0	0	(7,500)	0	(7,500)	(8,959)	0	0	0	0	0	(5)	0	5	0	(7,500)	0	(7,500)
Exercise of warrants	11,794	1	12,196	0	0	8,407	3,387				(3,808)	0	18		0	0
Changes in non-controlling interest	(12,507)	0	0	(32,565)	0	(32,565)	20,058	0	0	(32,565)	0	0	0	0	0	0	0	0	(32,565)
Dividend distribution	(134,464)	0	0	0	(54,485)	(54,485)	(79,979)				0	0	0		0	0
Other changes in shareholders' equity	8,882	0	0	8,882	0	8,882	0	0	753	8,129	0	0	0	0	0	0	0	0	8,882
Capitalization of irrevocable contributions	235	0	0	0	0	0	235				0	0	0		0	0
Incorporation by business combination	6,644
Reserve for share-based payments	199	0	0	156	0	4	195	0	0	2	0	0	0	0	0	(152)	154	0	156
Balance, amount at Jun. 30, 2025	$ 2,213,792	$ 284,259	$ 364,671	$ 206,416	$ 80,777	$ 970,586	$ 1,243,206	$ 0	$ (26,720)	$ (19,691)	$ 21,951	$ 43,215	$ 607	$ 2,735	$ 7	$ (31,317)	$ (11,213)	$ 261,305	$ 206,416